INVESTMENTS - Summarized Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Kibali [Member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 89	$ 123
Other current assets	309	225
Current assets	398	348
Non-current assets	3,851	3,896
Assets	4,249	4,244
Current financial liabilities	968	307
Other current liabilities (note 24)	351	149
Current liabilities	1,319	456
Non-current financial liabilities	62	771
Other non-current liabilities	875	820
Non-current liabilities	937	1,591
Total liabilities	2,256	2,047
Total equity	1,993	2,197
Net assets, net of non-controlling interests	1,806	2,015
Jabal Sayid [Member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	105	97
Other current assets	163	143
Current assets	268	240
Non-current assets	395	402
Assets	663	642
Current financial liabilities	1	2
Other current liabilities (note 24)	96	90
Current liabilities	97	92
Non-current financial liabilities	1	4
Other non-current liabilities	8	9
Non-current liabilities	9	13
Total liabilities	106	105
Total equity	557	537
Net assets, net of non-controlling interests	557	537
Zaldivar [Member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	97	38
Other current assets	659	571
Current assets	756	609
Non-current assets	1,762	2,014
Assets	2,518	2,623
Current financial liabilities	78	86
Other current liabilities (note 24)	103	121
Current liabilities	181	207
Non-current financial liabilities	7	50
Other non-current liabilities	565	599
Non-current liabilities	572	649
Total liabilities	753	856
Total equity	1,765	1,767
Net assets, net of non-controlling interests	1,765	1,767
Current inventories	545	448
Porgera [Member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	91	1
Other current assets	258	182
Current assets	349	183
Non-current assets	3,106	2,837
Assets	3,455	3,020
Current financial liabilities	20	14
Other current liabilities (note 24)	123	29
Current liabilities	143	43
Non-current financial liabilities	1	7
Other non-current liabilities	806	733
Non-current liabilities	807	740
Total liabilities	950	783
Total equity	2,505	2,237
Net assets, net of non-controlling interests	2,505	2,237
Cash and cash equivalents	4,074	4,148	$ 4,440
Other current assets	853	815
Current assets	7,632	7,438
Assets	47,626	45,811
Other current liabilities (note 24)	460	539
Current liabilities	2,642	2,356
Other non-current liabilities	1,174	1,241
Total liabilities	14,370	13,809
Total equity	33,256	32,002	$ 31,289
Current inventories	$ 1,942	$ 1,782